CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income (loss)	$ 40,491	¥ 281,891	¥ 269,771	¥ 209,130
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	(121)	(842)	19,227	(34,353)
Comprehensive income	40,370	281,049	288,998	174,777
Total comprehensive (income) loss attibutable to non-controlling interests	27	187	(59)	(264)
Total comprehensive income attributable to redeemable non-controlling interests	(112)	(781)
Total	$ 40,285	¥ 280,455	¥ 288,939	¥ 174,513